UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2018 to September 30, 2018

Item 1:   Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.3%)
$6,975	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	2.391	$6,982,860
7,000	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	2.308	7,007,313
3,600	Federal Farm Credit Banks, USBMMY3M + 0.090%(1)	(AA+, Aaa)	06/19/19	2.282	3,602,824
8,100	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	2.358	8,119,777
3,600	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.356	3,604,473
2,900	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	2.311	2,908,013
5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.392	5,213,399
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.275	7,909,374
1,700	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	2.242	1,700,397
4,300	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.090	4,302,018
11,700	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.217	11,705,623
7,400	Federal Farm Credit Banks, USBMMY3M + 0.055%(1)	(AA+, Aaa)	01/27/20	2.247	7,404,331
1,800	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	2.240	1,796,972
4,700	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	2.222	4,704,383
3,100	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	08/27/20	2.070	3,100,617
1,800	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.980	1,796,297
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	2.418	4,017,377
5,700	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.020	5,693,379
5,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.322	5,303,864
4,000	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	01/25/21	2.090	3,997,717
3,450	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.376	3,462,530
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.460	4,031,881
3,350	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.178	3,351,285
3,000	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.380	2,998,811
4,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.075	4,201,400
6,500	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.158	6,499,922
5,600	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.133	5,599,367
16,200	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.332	16,193,023
4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.472	4,431,273
800	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	2.405	805,818
1,400	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	1,382,317
2,400	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	2.092	2,399,574
5,200	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	2.147	5,200,217
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.293	12,810,126
7,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.521	7,032,572
7,600	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.215	7,630,028
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.313	1,699,994
10,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.148	10,002,083
17,200	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/08/19	2.033	17,198,814
10,800	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	2.039	10,800,534
17,000	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	09/20/19	2.280	16,998,793
14,000	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	2.065	14,003,569
17,100	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	2.133	17,104,901
19,660	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.320	19,613,452
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.184	7,997,490
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.213	6,700,843
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $310,877,101)					311,021,625

UNITED STATES TREASURY OBLIGATIONS (22.5%)
7,400	United States Treasury Bill	(AA+, Aaa)	10/04/18	1.968	7,398,786
4,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1)	(AA+, Aaa)	04/30/19	2.262	4,003,160
5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(3)	(AA+, Aaa)	07/31/19	2.252	5,004,126
7,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(3)	(AA+, Aaa)	10/31/19	2.240	7,505,261
15,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(3)	(AA+, Aaa)	01/31/20	2.192	15,201,412
39,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1),(3)	(AA+, Aaa)	04/30/20	2.225	39,110,043
10,900	United States Treasury Floating Rate Notes, USBMMY3M + 0.043%(1)	(AA+, Aaa)	07/31/20	2.235	10,901,268
6,300	United States Treasury Notes	(AA+, Aaa)	02/28/19	1.375	6,274,406
1,400	United States Treasury Notes	(AA+, Aaa)	09/15/19	0.875	1,376,759
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $96,759,587)					96,775,221

Value
TOTAL INVESTMENTS AT VALUE (94.8%) (Cost $407,636,688)	$407,796,846

OTHER ASSETS IN EXCESS OF LIABILITIES (5.2%)	22,182,190

NET ASSETS (100.0%)	$429,979,036

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2018.
(2)	Step Bond — The interest rate shown is as of September 30, 2018 and will reset at a future date.
(3)	At September 30, 2018, $9,799,937 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Jan 2019	48	$3,498,720	$60,742
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2019	(48)	(3,348,000)	$(57,490)
					$3,252

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$8,028,332	10/23/18	Bank of America	Bloomberg Commodity Index Total Return	2.28%	$—	$—	$10,949
USD	50,024,465	10/23/18	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.44%	—	—	76,801
USD	17,687,717	10/23/18	CIBC	Bloomberg Commodity Index Total Return	2.30%	—	—	24,093
USD	13,664,977	10/23/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.35%	—	—	12,169
USD	16,537,178	10/23/18	Citigroup	Bloomberg Commodity Index Total Return	2.29%	—	—	22,540
USD	42,712,314	10/23/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	2.34%	—	—	38,071

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$14,147,766	10/23/18	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.28%	$—	$—	$19,295
USD	17,734,356	10/23/18	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.29%	—	—	15,873
USD	4,191,440	10/23/18	Macquarie	Bloomberg Commodity Index Total Return	2.27%	—	—	5,720
USD	54,022,056	10/23/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.44%	—	—	69,936
USD	41,980,999	10/23/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.36%	—	—	37,351
USD	8,207,528	10/23/18	RBC Capital	Bloomberg Commodity Index Total Return	2.30%	—	—	11,180
USD	12,931,155	10/23/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.38%	—	—	11,484
USD	21,179,742	10/23/18	Societe Generale	Bloomberg Commodity Index Total Return	2.29%	—	—	28,867
USD	13,614,773	10/23/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.32%	—	—	12,158
USD	52,124,432	10/23/18	Societe Generale	Societe Generale P04 TR Index(b)	2.44%	—	—	63,523
USD	23,499,136	10/23/18	UBS	Bloomberg Commodity Index Total Return	2.29%	—	—	32,029
USD	17,366,320	10/23/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.31%	—	—	15,522
								$507,561

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	9/30/18 Price	Quantity (1)	9/30/18 Value (1)(2)
COMEX Gold	GCM9	10.83%	1,213.20	48.28	5,857,728
ICE Brent Crude Oil	COF9	9.39%	82.24	61.81	5,082,844
NYMEX WTI Crude Oil	CLZ8	8.78%	73.06	65.03	4,751,229
NYMEX Nat Gas	NGZ18	8.73%	3.09	152.72	4,720,501
CBOT Corn	C Z8	6.33%	3.56	192.13	3,422,340
COMEX High Grade Copper	HGZ8	6.24%	2.81	48.16	3,377,275
CBOT Soybeans	S X8	5.27%	8.46	67.39	2,848,801
NYMEX Unleaded Gasoline	XBX8	4.34%	2.09	26.81	2,348,397
CME Live Cattle	LCZ8	4.29%	1.19	48.81	2,320,617
LME Aluminium	LAH19	4.26%	2,069.75	44.57	2,306,237
NYMEX Heating Oil	HOX8	4.24%	2.35	23.27	2,295,556
CBOT Wheat	W H9	3.91%	5.27	80.19	2,113,981
COMEX Silver	SIN9	3.12%	14.98	22.58	1,690,567
CBOT Soy Meal	SMH9	2.95%	308.60	51.72	1,596,088
LME Nickel	LNZ8	2.88%	12,592.00	20.65	1,559,928
NYBOT Sugar	SBH9	2.74%	0.11	118.28	1,483,739
LME Zinc	LXZ8	2.45%	2,622.00	20.19	1,323,152
CBOT Bean Oil	BOZ8	2.38%	0.29	73.99	1,286,996
NYBOT Coffee	KCZ8	2.14%	1.02	30.16	1,158,591
CME Lean Hogs	LHZ8	1.73%	0.58	40.45	937,330
KCBOT Kansas Wheat	KWZ8	1.54%	5.11	32.68	835,463
NYBOT Cotton	CTH9	1.45%	0.77	20.33	785,627

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2018.

(2) Value represents product of price, quantity and contract multiplier.

(b)The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	9/30/18 Price	Quantity (1)	9/30/18 Value (1)(2)
Gold	GCZ8	11.31%	1,196	47.205417	5,646,712
Brent Oil	COF9	9.14%	82	595.754732	4,899,487
Crude Oil	CLX8	8.54%	73	626.037936	4,585,728
Natural Gas	NGX18	8.37%	3	15,160.518318	4,560,284
Corn	C Z8	6.40%	356	92.600248	3,298,884
Copper	HGZ8	6.11%	281	116.058637	3,255,445
Soybeans	S X8	5.31%	846	32.478233	2,746,035
Live Cattle	LCZ8	4.42%	119	188.212376	2,236,904
Aluminum	LAZ18	4.35%	2,076	10.769712	2,235,254
Unleaded Gasoline	XBX8	4.24%	209	108.533428	2,263,682
Heating Oil	HOX8	4.14%	235	94.219573	2,212,747
Wheat	W Z8	4.03%	509	40.098612	2,041,019
Silver	SIZ8	3.13%	15	1,108.328541	1,630,573
Soybean Meal	SMZ8	3.03%	309	49.952406	1,543,529
Sugar	SBH9	2.94%	11	1,276.977545	1,430,215
Nickel	LNZ8	2.90%	12,592	1.194136	1,503,656
Soybean Oil	BOZ8	2.36%	29	427.930110	1,240,569
Zinc	LXZ8	2.24%	2,622	4.864304	1,275,421
Coffee	KCZ8	2.11%	102	109.008953	1,116,797
Lean Hogs	LHZ8	1.72%	58	155.980609	903,518
Kansas Wheat	KWZ8	1.60%	511	15.752084	805,325
Cotton	CTH9	1.59%	77	97.979903	757,287
Cash					9,496

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2018.

(2) Value represents product of price, quantity and contract multplier.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level 1—quoted prices in active markets for identical investments

•     Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$311,021,625	$—	$311,021,625
United States Treasury Obligations	—	96,775,221	—	96,775,221
	$—	$407,796,846	$—	$407,796,846
Other Financial Instruments*
Futures Contracts	$60,742	$—	$—	$60,742
Swap Contracts**	—	507,561	—	507,561

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$57,490	$—	$—	$57,490

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended September 30, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	November 29, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	November 29, 2018